Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade payables and accrued liabilities [Abstract]
Trade payables and accrued liabilities
	As of December 31,
in CHF thousands	2019	2018
Trade and other payables	142	1,979
Total trade and other payables	142	1,979

Accrued research and development costs	7,228	6,803
Accrued payroll expenses	2,896	2,482
Other accrued expenses	1,673	1,135
Total accrued expenses	11,797	10,420